LONG-TERM LOAN (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended
May 17, 2012
Debt Instrument [Line Items]
Senior secured facility agreement	10,000
Minimum [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	4.35%
Maximum [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	4.64%